Share capital - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands					3 Months Ended		12 Months Ended	15 Months Ended
	Sep. 19, 2025	Aug. 20, 2025	Jun. 23, 2025	Mar. 19, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Mar. 31, 2026	Jul. 22, 2025	Feb. 18, 2025
Equity [Abstract]
Total number of shares purchased (in shares)	866,512	560,100	1,717,181	1,360,537	0		4,504,330	4,504,330
Stock repurchase program, additional amount authorized									$ 500,000	$ 750,000
Remaining authorization to repurchase	$ 750,000	$ 900,200	$ 500,000	$ 750,000	$ 750,000			$ 750,000
Average price paid per share (in USD per share)	$ 173.33	$ 178.20	$ 145.59	$ 183.75			$ 166.51	$ 166.51
Share repurchase program, value of shares repurchased						$ 250,000	$ 750,000